EARNINGS PER SHARE - Schedule of Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 165,732	$ 158,538	$ 148,891
Weighted average number of shares for the purpose of basic earnings per share (in shares)	43,402	42,601	41,929
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	44,589	43,594	42,855
BASIC EARNINGS PER SHARE (in usd per share)	$ 3.82	$ 3.72	$ 3.55
DILUTED EARNINGS PER SHARE (in usd per share)	$ 3.72	$ 3.64	$ 3.47